Investments	6 Months Ended
Jun. 30, 2024
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
14 INVESTMENTS
14.1 Investments breakdown

	06/30/2024	12/31/2023

Investments in associates and joint ventures	396,487	355,520
Goodwill	228,887	228,887
Other investments evaluated at fair value through other comprehensive income	31,364	23,606
	656,738	608,013

Investments	656,738	608,013
	656,738	608,013
14.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			06/30/2024	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	06/30/2024	12/31/2023	06/30/2024	06/30/2023
Associate
Foreign
Ensyn Corporation	1,112	(663)	25.53%	284	387	(170)	(4,304)
Spinnova Plc (1)	520,012	(10,088)	18.77%	97,658	95,736	(9,065)	(6,706)
				97,942	96,123	(9,235)	(11,010)
Joint ventures
Domestic (Brazil)
Biomas	29,781	(12,923)	16.66%	4,962	2,797	(2,001)	(175)
Ibema Companhia Brasileira de Papel	352,189	38,156	49.90%	175,742	156,703	19,040	21,524
Foreign
F&E Technologies LLC	11,451		50.00%	5,726	4,987
Woodspin Oy	224,231	(22,275)	50.00%	112,115	94,910	(11,318)	(9,688)
				298,545	259,397	5,721	11,661

Other investments evaluated at fair value through other comprehensive income				31,364	23,606		(232)
				31,364	23,606		(232)
				427,851	379,126	(3,514)	419
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR1.60 on June 30, 2024 and EUR2.40 in December 31, 2023).